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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08044
Invesco High Yield Investments Fund, Inc.

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)            (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco High Yield Investments Fund, Inc.
Semiannual Report to Shareholders ■ August 31, 2011

NYSE: MSY

2	Letters to Shareholders
3	Fund Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
15	Financial Statements
18	Notes to Financial Statements
24	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In today’s volatile market environment, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan, develop an appropriate investment strategy and put you in a better position to achieve your financial goals over the long term. This can take some of the guesswork out of the process and help you make thoughtful investments. Your financial adviser also can help you better understand your tolerance for risk, so that your investment approach lets you sleep at night while getting you closer to your goals. Lastly, your financial adviser can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees/Directors

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund, its performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     As we’ve seen over the last several years, market conditions can change – often suddenly and dramatically. That’s one reason financial advisers typically advise their clients to be well diversified and to maintain a long-term investment focus. While diversification can’t guarantee a profit or protect against loss, it can cushion the impact of dramatic market moves. Maintaining a long-term investment focus for your long-term goals – financing your retirement or your children’s education, for example – may help you avoid making rash investment decisions based on short-term market swings.
     Our funds are managed strictly according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change in response to short-term market events. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be, and that it’s managed with a long-term focus.
     If you have questions about your account, please contact one of our client service representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
2 Invesco High Yield Investments Fund, Inc.

Fund Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Fund at NAV	-4.30%

Fund at Market Value	4.01

Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index▼	-1.57

Market Price Premium to NAV as of 8/31/11	4.88

▼	Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol
MSY

3 Invesco High Yield Investments Fund, Inc.

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Fund. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits
■	Add to your account:

You may increase the amount of shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan are able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. Please include your Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If your Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fee. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco High Yield Investments Fund, Inc.

Schedule of Investments(a)

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–122.68%
Aerospace & Defense–2.42%
Alliant Techsystems Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	$40,000	$40,200

BE Aerospace, Inc., Sr. Unsec. Notes, 6.88%, 10/01/20	235,000	243,225

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	310,000	341,775

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	70,000	65,975

7.13%, 03/15/21(b)	135,000	127,406

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	155,000	155,000

TransDigm, Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 12/15/18(b)	60,000	61,500

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	565,000	586,188

		1,621,269

Airlines–3.92%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	125,000	114,687

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	89,406	79,124

Continental Airlines Inc.,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	747,634	740,158

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	107,332	106,527

Delta Air Lines, Inc.,
Sec. Notes 12.25%, 03/15/15(b)	155,000	164,687

Sr. Sec. Notes 9.50%, 09/15/14(b)	503,000	518,090

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	90,000	82,350

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	115,000	105,800

UAL Corp., Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	100,091	98,027

Series 2009-2, Class B Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	362,896	381,041

US Airways, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	249,224	228,663

		2,619,154

Alternative Carriers–1.64%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	280,000	294,000

Level 3 Communications Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	275,000	287,375

Level 3 Escrow Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	165,000	160,875

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	216,000	218,160

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	140,000	139,300

		1,099,710

Aluminum–1.08%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	705,000	721,303

Apparel Retail–1.51%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	290,000	306,675

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	310,000	294,887

J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	325,000	289,250

Limited Brands Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	120,000	122,400

		1,013,212

Apparel, Accessories & Luxury Goods–3.35%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	280,000	277,200

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	650,000	615,875

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	920,000	892,400

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	485,000	453,475

		2,238,950

Auto Parts & Equipment–1.16%
Allison Transmission Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	370,000	349,650

Dana Holding Corp., Sr. Unsec. Notes, 6.50%, 02/15/19	90,000	88,875

6.75%, 02/15/21	140,000	138,250

Tenneco Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	75,000	76,500

Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	115,000	120,175

		773,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Automobile Manufacturers–0.89%
Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Notes, 8.00%, 06/15/19(b)	$200,000	$173,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	375,000	412,500

Motors Liquidation Corp., Sr. Unsec. Notes, 8.38%, 07/15/33(c)(d)	845,000	10,562

		596,062

Biotechnology–0.25%
Giant Funding Corp., Sr. Sec. Notes, 8.25%, 02/01/18(b)	80,000	80,800

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	90,000	89,100

		169,900

Broadcasting–1.27%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	170,000	165,750

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	465,000	383,625

Nielsen Finance LLC/Co., Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	290,000	300,875

		850,250

Building Materials–0.29%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	230,000	192,050

Building Products–7.33%
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	560,000	490,000

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	245,000	251,125

Sr. Unsec. Notes,
6.75%, 05/01/21(b)	140,000	135,100

6.88%, 08/15/18(b)	740,000	732,600

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	285,000	281,437

Nortek Inc.,
Sr. Gtd. Notes, 8.50%, 04/15/21(b)	935,000	808,775

Sr. Unsec. Gtd. Notes, 10.00%, 12/01/18(b)	215,000	207,475

Ply Gem Industries Inc.,
Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	425,000	369,750

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	150,000	149,063

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	565,000	550,875

USG Corp.,
Sr. Unsec. Gtd. Notes,
8.38%, 10/15/18(b)	30,000	26,400

9.75%, 08/01/14(b)	745,000	726,375

Sr. Unsec. Notes, 9.75%, 01/15/18	195,000	175,256

		4,904,231

Cable & Satellite–1.46%
Cablevision Systems Corp., Sr. Unsec. Global Notes, 8.63%, 09/15/17	45,000	48,094

EH Holding Corp., Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	140,000	140,700

Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	80,000	80,000

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurtlemberg GmbH & Co. KG (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	700,000	710,500

		979,294

Casinos & Gaming–7.36%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	155,000	158,488

Boyd Gaming Corp., Sr. Unsec. Notes, 9.13%, 12/01/18(b)	40,000	37,600

Caesars Entertainment Operating Co. Inc.,
Sr. Sec. Gtd. Global Notes,
11.25%, 06/01/17	947,000	1,029,862

12.75%, 04/15/18	290,000	256,650

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	308,000	223,300

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	84,446	82,652

Sr. Sec. Gtd. Notes, 7.63%, 01/15/16(b)	20,000	19,850

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	275,000	265,375

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	195,000	179,887

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	130,000	133,413

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	255,000	266,475

Scientific Games Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.13%, 09/15/18	40,000	40,400

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	400,000	413,000

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	150,000	150,000

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.18%, 02/01/14(b)(e)	220,000	195,800

Sr. Sec. Notes, 9.13%, 02/01/15(b)	475,000	460,750

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	925,000	1,012,875

		4,926,377

Coal & Consumable Fuels–0.43%
Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes,
6.00%, 06/01/19	75,000	74,250

6.25%, 06/01/21	35,000	34,388

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Coal & Consumable Fuels–(continued)

Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	$75,000	$75,937

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	102,600

		287,175

Commodity Chemicals–0.82%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	535,000	549,378

Communications Equipment–1.01%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	650,000	594,750

CommScope Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	80,000	80,400

		675,150

Computer & Electronics Retail–0.14%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	40,000	37,300

Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	60,000	58,500

		95,800

Computer Storage & Peripherals–0.64%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes,
7.00%, 11/01/21(b)	95,000	90,487

7.75%, 12/15/18(b)	335,000	338,350

		428,837

Construction & Engineering–1.91%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	110,000	113,300

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	80,000	76,400

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	405,000	407,025

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	765,000	682,762

		1,279,487

Construction & Farm Machinery & Heavy Trucks–1.78%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	270,000	294,300

Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	310,000	296,050

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	150,000	150,000

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	320,000	331,200

Titan International Inc., Sr. Sec. Gtd. Global Notes 7.88%, 10/01/17	110,000	116,050

		1,187,600

Construction Materials–1.78%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	450,000	392,392

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	875,000	798,438

		1,190,830

Consumer Finance–3.54%
Ally Financial, Inc., Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	870,000	865,650

8.00%, 03/15/20	615,000	628,837

Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
5.88%, 08/02/21	200,000	201,000

8.00%, 12/15/16	349,000	389,135

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	265,000	280,238

		2,364,860

Data Processing & Outsourced Services–1.08%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	475,000	448,875

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	127,575

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	75,000	72,375

7.63%, 11/15/20	75,000	72,750

		721,575

Department Stores–0.41%
Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	330,000	275,550

Distillers & Vintners–0.68%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	73,500

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	360,000	382,500

		456,000

Diversified Banks–0.13%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.43%(f)(g)	160,000	87,200

Diversified Metals & Mining–0.43%
Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	100,000	94,383

Thompson Creek Metals Co. Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	35,000	32,025

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	155,000	157,818

		284,226

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Diversified Support Services–0.06%
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/20	$40,000	$39,000

Electrical Components & Equipment–0.13%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	85,000	85,000

Electronic Manufacturing Services–0.36%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	260,000	243,100

Environmental & Facilities Services–0.53%
Clean Harbors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	213,000	225,780

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	126,875

		352,655

Food Retail–0.30%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	220,000	201,300

Forest Products–0.34%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	280,000	218,400

Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	30,000	9,750

		228,150

Gas Utilities–0.72%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	260,000	234,650

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	240,000	246,600

		481,250

Health Care Equipment–0.59%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	230,000	238,050

Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	40,000	37,200

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	130,000	120,250

		395,500

Health Care Facilities–3.77%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	736,000	782,000

Health Management Associates Inc., Sr. Sec. Gtd. Notes, 6.13%, 04/15/16	465,000	459,187

Healthsouth Corp., Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	60,000	60,150

7.75%, 09/15/22	100,000	100,500

8.13%, 02/15/20	75,000	75,750

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(e)	155,000	142,600

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	265,000	293,488

Sr. Unsec. Global Notes,
8.00%, 08/01/20	70,000	68,075

9.25%, 02/01/15	510,000	539,325

		2,521,075

Health Care Services–0.57%
DaVita Inc., Sr. Unsec. Gtd. Notes, 6.38%, 11/01/18	70,000	68,338

Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	250,000	244,375

Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	65,000	65,406

		378,119

Health Care Technology–0.55%
MedAssets Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	375,000	368,437

Homebuilding–1.99%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	355,000	259,150

8.13%, 06/15/16	240,000	169,200

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	675,000	604,125

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	130,000	120,250

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	100,000	92,750

Standard Pacific Corp., Sr. Sec. Gtd. Notes, 8.38%, 05/15/18	100,000	88,000

		1,333,475

Hotels, Resorts & Cruise Lines–0.14%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	55,000	55,963

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	35,000	35,481

		91,444

Household Products–0.37%
Central Garden and Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	245,000

Housewares & Specialties–0.04%
Jarden Corp., Sr. Unsec. Gtd. Notes, 6.13%, 11/15/22	25,000	24,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Independent Power Producers & Energy Traders–1.83%
AES Corp. (The), Sr. Unsec. Global Notes,
7.75%, 10/15/15	$210,000	$220,500

8.00%, 06/01/20	840,000	882,000

AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	113,777	118,613

		1,221,113

Industrial Machinery–1.04%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	345,000	346,725

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	30,000	28,500

SPX Corp., Sr. Unsec. Gtd. Global Notes 6.88%, 09/01/17	305,000	317,200

		692,425

Industrial REIT’s–0.72%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	450,000	481,500

Integrated Telecommunication Services–2.10%
Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	220,000	210,100

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	105,000	102,375

7.25%, 10/15/20(b)	985,000	955,450

7.50%, 04/01/21(b)	140,000	136,500

		1,404,425

Internet Retail–0.35%
Travelport LLC/Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 03/01/16	285,000	232,275

Internet Software & Services–0.80%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	240,000	246,000

8.13%, 03/01/18	270,000	289,575

		535,575

Investment Banking & Brokerage–1.11%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	305,000	332,739

E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	100,000	103,000

7.88%, 12/01/15	305,000	303,475

		739,214

Leisure Facilities–0.11%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	75,000	72,000

Leisure Products–0.06%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	40,000	39,100

Life Sciences Tools & Services–0.26%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	185,000	177,138

Marine–0.33%
CMA CGM S.A. (France), Sr. Unsec. Notes, 8.50%, 04/15/17(b)	150,000	77,438

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	40,000	33,600

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	115,000	112,987

		224,025

Movies & Entertainment–1.97%
AMC Entertainment Inc., Sr. Sub. Gtd. Global Notes, 9.75%, 12/01/20	120,000	116,400

Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	505,000	506,894

Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	170,000	179,350

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	500,000	515,000

		1,317,644

Multi-Line Insurance–2.81%
American International Group, Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	125,000	124,375

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	155,000	150,931

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	310,000	314,054

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	635,000	600,075

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	70,000	68,340

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	505,000	623,196

		1,880,971

Multi-Sector Holdings–0.42%
Reynolds Group Issuer Inc./LLC/Luxembourg S.A., Sr. Sec. Gtd. Notes, 7.13%, 04/15/19(b)	200,000	193,000

Sr. Unsec. Gtd. Notes, 8.25%, 02/15/21(b)	100,000	85,500

		278,500

Office Services & Supplies–0.25%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	110,000	106,425

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	60,000	61,650

		168,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Oil & Gas Equipment & Services–1.17%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$230,000	$236,900

Calfrac Holdings L.P., Sr. Unsec. Notes, 7.50%, 12/01/20(b)	80,000	78,400

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	320,000	315,000

SESI LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	155,000	154,225

		784,525

Oil & Gas Exploration & Production–9.22%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	100,000	97,750

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	390,000	372,450

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	405,000	428,287

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	30,000	30,488

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	500,000	516,875

Continental Resources, Inc., Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	90,000	92,588

7.38%, 10/01/20	210,000	219,187

8.25%, 10/01/19	135,000	146,306

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	355,000	340,800

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	375,000	374,062

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	630,000	669,375

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	225,000	235,687

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	260,000	260,291

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	700,000	819,000

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	280,000	325,500

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	284,000	306,720

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	265,000	272,950

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	350,000	353,500

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	155,000	155,775

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	150,000	151,688

		6,169,279

Oil & Gas Refining & Marketing–1.28%
SunCoke Energy, Inc., Sr. Unsec. Gtd. Notes, 7.63%, 08/01/19(b)	50,000	49,250

Tesoro Corp., Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	180,000	183,375

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	610,000	620,675

		853,300

Oil & Gas Storage & Transportation–3.51%
Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	120,000	115,200

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	500,000	500,000

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	295,000	305,694

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	190,000	180,738

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	55,000	55,481

Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	400,000	425,500

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	305,000	259,250

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	215,000	220,644

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	295,000	288,362

		2,350,869

Other Diversified Financial Services–3.05%
International Lease Finance Corp., Sr. Sec. Notes,
6.75%, 09/01/16(b)	185,000	187,197

7.13%, 09/01/18(b)	185,000	187,312

Sr. Unsec. Global Notes,
5.75%, 05/15/16	65,000	59,922

6.25%, 05/15/19	100,000	90,750

8.63%, 09/15/15	70,000	71,531

8.75%, 03/15/17	1,150,000	1,180,906

Sr. Unsec. Notes,
5.63%, 09/20/13	135,000	129,938

8.25%, 12/15/20	130,000	132,438

		2,039,994

Packaged Foods & Meats–0.29%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	195,000	195,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount	Value

Paper Packaging–0.11%
Cascades Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	$75,000	$72,938

Paper Products–2.18%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	525,000	514,500

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	230,000	230,000

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	260,000	259,675

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	245,000	217,438

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	235,000	238,231

		1,459,844

Personal Products–0.59%
Elizabeth Arden Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	40,000	39,800

NBTY, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	125,000	131,875

Sabra Health Care L.P./Sabra Capital Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/01/18	230,000	220,225

		391,900

Pharmaceuticals–1.97%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	215,000	224,675

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	155,000	159,262

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	50,000	50,500

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	495,000	490,050

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes,
6.75%, 10/01/17(b)	105,000	97,913

6.75%, 08/15/21(b)	295,000	260,337

7.00%, 10/01/20(b)	40,000	36,200

		1,318,937

Property & Casualty Insurance–0.32%
XL Group PLC (Ireland), Series E, Jr. Sub. Global Pfd. Bonds, 6.50%(f)	240,000	213,600

Railroads–0.03%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	20,000	20,050

Real Estate Services–0.34%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	230,000	225,975

Regional Banks–2.41%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	80,000	66,400

BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Trust Pfd. Capital Securities, 6.75%, 06/07/36	190,000	189,355

PNC Financial Services Group, Inc., Series O, Jr. Unsec. Sub. Variable Rate Notes, 6.75%(f)	140,000	135,450

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	270,000	255,150

Unsec. Sub. Notes, 7.38%, 12/10/37	485,000	414,675

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	345,000	296,700

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	255,000	256,275

		1,614,005

Research & Consulting Services–0.49%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	330,000	327,525

Semiconductor Equipment–1.19%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	455,000	455,000

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	210,000	196,875

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	150,000	144,750

		796,625

Semiconductors–1.06%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	427,000	450,485

Sr. Unsec. Gtd. Global Notes,
8.05%, 02/01/20	235,000	225,600

10.75%, 08/01/20	34,000	35,955

		712,040

Specialized Consumer Services–0.07%
Carriage Services Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/15	50,000	49,625

Specialized Finance–1.96%
CIT Group Inc., Sec. Gtd. Bonds, 7.00%, 05/02/17(b)	1,340,000	1,309,850

Specialized REIT’s–0.93%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	245,000	242,550

Sr. Unsec. Notes, 5.88%, 06/15/19(b)	60,000	59,550

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)	160,000	153,200

OMEGA Healthcare Investors Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	175,000	168,000

		623,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount		Value

Specialty Chemicals–2.02%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18		$330,000	$334,538

Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21		85,000	89,463

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16		470,000	480,281

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20		430,000	444,512

			1,348,794

Specialty Stores–0.27%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18		190,000	180,500

Steel–1.55%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20		310,000	285,200

APERAM (Luxembourg), Sr. Unsec. Notes, 7.38%, 04/01/16(b)		150,000	142,227

FMG Resources Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.38%, 02/01/16(b)		290,000	282,027

7.00%, 11/01/15(b)		40,000	40,350

United States Steel Corp., Sr. Unsec. Notes,
7.00%, 02/01/18		245,000	235,200

7.38%, 04/01/20		55,000	52,525

			1,037,529

Systems Software–2.11%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)		695,000	648,087

Vangent Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15		730,000	766,500

			1,414,587

Tires & Rubber–0.77%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19		490,000	492,450

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 8.25%, 08/15/20		23,000	24,265

			516,715

Trading Companies & Distributors–3.00%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19		460,000	446,200

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		645,000	643,387

Hertz Corp. (The), Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(b)		145,000	137,025

7.38%, 01/15/21(b)		380,000	365,750

7.50%, 10/15/18(b)		190,000	189,050

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18		115,000	114,425

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21		115,000	108,100

			2,003,937

Wireless Telecommunication Services–7.46%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		695,000	660,250

Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		325,000	331,094

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		475,000	425,125

Sr. Unsec. Notes, 7.75%, 10/15/20(b)		120,000	108,600

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		100,000	99,875

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		370,000	364,450

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		285,000	267,900

7.88%, 09/01/18		180,000	183,263

SBA Telecommunications Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		475,000	499,937

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		1,135,000	1,106,625

Sprint Nextel Corp., Sr. Unsec. Notes, 8.38%, 08/15/17		75,000	78,938

VimpelCom (Ireland), Sec. Notes,
6.49%, 02/02/16(b)		200,000	196,250

7.75%, 02/02/21(b)		200,000	193,681

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes,
7.25%, 02/15/18(b)		200,000	190,000

11.75%, 07/15/17(b)		270,000	280,800

			4,986,788

Total U.S. Dollar Denominated Bonds & Notes (Cost $83,547,978)			82,059,271

Non-U.S. Dollar Denominated Bonds & Notes–14.69%(h)
Belgium–0.45%
Ontex IV S.A., Sr. Unsec. Gtd. Notes, 9.00%, 04/15/19(b)	EUR	270,000	303,602

Canada–0.42%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	265,000	282,836

Croatia–0.48%
Agrokor D.D., Sr. Unsec. Gtd. Notes, 10.00%, 12/07/16(b)	EUR	230,000	322,255

Czech Republic–0.23%
CET 21 spol sro, Sr. Sec. Notes, 9.00%, 11/01/17(b)	EUR	110,000	150,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Yield Investments Fund, Inc.

	Principal
	Amount		Value

Germany–1.10%
Kabel Deutschland Vetrieb und Service GmbH & Co. K.G., Sr. Sec. Notes, 6.50%, 06/29/18(b)	EUR	210,000	$296,862

KION Finance S.A., Sr. Sec. Gtd. Notes, 7.88%, 04/15/18(b)	EUR	365,000	437,962

			734,824

Ireland–2.64%
Ardagh Packaging Finance PLC, Sr. Unsec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	415,000	527,029

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 6.25%, 06/16/14	EUR	460,000	632,490

Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	480,000	605,265

			1,764,784

Luxembourg–3.05%
Boardriders S.A., Sr. Unsec. Notes, 8.88%, 12/15/17(b)	EUR	100,000	142,981

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	145,000	182,059

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	220,000	295,591

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	130,049

Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	200,000	257,223

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	300,000	424,633

TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	325,000	474,036

Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	132,743

			2,039,315

Netherlands–2.20%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 7.36%, 05/01/15(b)(e)	EUR	100,000	117,115

Elster Finance B.V., Sr. Unsec. Gtd. Notes, 6.25%, 04/15/18(b)	EUR	235,000	314,901

Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	335,000	451,308

Polish Television Holding B.V., REGS, Sr. Sec. Medium-Term Euro Notes, 11.25%, 05/15/17(b)(i)	EUR	110,000	158,860

Ziggo Bond Co. B.V., Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	305,000	430,615

			1,472,799

Sweden–0.35%
TVN Finance Corp. II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	155,000	234,985

United Kingdom–3.50%
Bakkavor Finance 2 PLC, Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	300,000	343,434

Exova Ltd., Sr. Unsec. Notes, 10.50%, 10/15/18(b)	GBP	200,000	324,750

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	195,000	256,397

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Floating Rate Notes, 6.61%, 08/01/18(b)(e)	EUR	310,000	420,969

Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	210,000	313,718

Pipe Holdings PLC, Sr. Sec. Gtd. Bonds, 9.50%, 11/01/15(b)	GBP	205,000	326,222

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	300,000	356,735

			2,342,225

United States–0.27%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	175,000	177,290

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,513,075)			9,825,872

	Shares
Preferred Stocks–2.12%
Automobile Manufacturers–0.38%
General Motors Co., Series B, $2.38 Conv. Pfd.(j)		6,330	252,377

Diversified Banks–0.57%
Ally Financial, Inc., Series G, 7.00% Pfd.(b)		500	380,484

Industrial REIT’s–0.12%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		3,280	81,377

Regional Banks–0.87%
Zions Bancorp., Series C, 9.50% Pfd.		22,800	579,120

Tires & Rubber–0.18%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		2,715	121,958

Total Preferred Stocks (Cost $1,473,825)			1,415,316

Common Stocks & Other Equity Interests–0.24%
Automobile Manufacturers–0.24%
General Motors Co.(c)(j)		3,367	80,909

General Motors Co., Wts. expiring 07/10/16(c)(j)		3,061	46,803

General Motors Co., Wts. expiring 07/10/19(c)(j)		3,061	32,324

Total Common Stocks & Other Equity Interests (Cost $255,736)			160,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Yield Investments Fund, Inc.

	Shares	Value

Money Market Funds–1.58%
Liquid Assets Portfolio–Institutional Class(k)	529,993	$529,993

Premier Portfolio–Institutional Class(k)	529,993	529,993

Total Money Market Funds (Cost $1,059,986)		1,059,986

TOTAL INVESTMENTS–141.31% (Cost $96,850,600)		94,520,481

BORROWINGS–(42.61)%		(28,500,000)

OTHER ASSETS LESS LIABILITIES–1.30%		870,163

NET ASSETS–100.00%		$66,890,644

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $37,277,810, which represented 55.73% of the Fund’s Net Assets.
(c)	Acquired as part of the General Motors reorganization.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2011 represented 0.02% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Non-income producing security.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality, based on Total Investments
as of August 31, 2011

A	0.6%

BBB	7.2

BB	34.4

B	46.0

CCC	8.6

C	0.1

NR	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Yield Investments Fund, Inc.

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $95,790,614)	$93,460,495

Investments in affiliated money market funds, at value and cost	1,059,986

Total investments, at value (Cost $96,850,600)	94,520,481

Receivable for:
Dividends and interest	2,109,687

Fund expenses absorbed	38,620

Principal paydowns	3,316

Investment for director deferred compensation and retirement plans	1,818

Other assets	10,375

Total assets	96,684,297

Liabilities:
Payable for:
Investments purchased	1,056,226

Amount due custodian	16,020

Foreign currency contracts outstanding	122,586

Borrowings	28,500,000

Accrued other operating expenses	92,563

Director deferred compensation and retirement plans	2,555

Accrued interest facilities and maintenance fees	3,703

Total liabilities	29,793,653

Net assets applicable to shares outstanding	$66,890,644

Net assets consist of:
Shares of beneficial interest	$89,395,634

Undistributed net investment income	742,494

Undistributed net realized gain (loss)	(20,795,500)

Unrealized appreciation (depreciation)	(2,451,984)

$66,890,644

Shares outstanding, $0.01 par value per share, 100,000,000 shares authorized
Outstanding	11,645,074

Net asset value per share	$5.74

Market value per share	$6.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Yield Investments Fund, Inc.

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$3,714,913

Dividends	59,093

Dividends from affiliated money market funds	789

Total investment income	3,774,795

Expenses:
Advisory fees	253,170

Administrative services fees	25,136

Custodian fees	16,650

Interest, facilities and maintenance fees	189,247

Transfer agent fees	5,377

Directors’ and officers’ fees and benefits	6,764

Reports to shareholders	40,372

Professional services fees	37,339

Other	26,510

Total expenses	600,565

Less: Fees waived	(59,578)

Net expenses	540,987

Net investment income	3,233,808

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,439,533

Foreign currencies	6,376

Foreign currency contracts	(377,370)

2,068,539

Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,331,396)

Foreign currencies	(10,978)

Foreign currency contracts	(1,410)

(8,343,784)

Net realized and unrealized gain (loss)	(6,275,245)

Net increase (decrease) in net assets resulting from operations	$(3,041,437)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Yield Investments Fund, Inc.

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the period January 1, 2011 through February 28, 2011 and the year ended December 31, 2010.
(Unaudited)

	Six months	Two months
	ended	ended	Year ended
	August 31,	February 28,	December 31,
	2011	2011	2010

Operations:
Net investment income	$3,233,808	$1,068,329	$6,615,122

Net realized gain	2,068,539	639,485	4,624,336

Change in net unrealized appreciation (depreciation)	(8,343,784)	1,316,466	(1,782,587)

Net increase (decrease) in net assets resulting from operations	(3,041,437)	3,024,280	9,456,871

Distributions to shareholders from net investment income	(3,143,827)	(1,047,903)	(6,287,242)

Share transactions–net:
Net increase (decrease) in net assets resulting from share transactions	10,354	—	(65,416)

Net increase (decrease) in net assets	(6,174,910)	1,976,377	3,104,213

Net assets applicable to common shares:
Beginning of period	73,065,554	71,089,177	67,984,964

End of period (includes undistributed net investment income of $742,494, $652,513 and 678,681, respectively)	$66,890,644	$73,065,554	$71,089,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco High Yield Investments Fund, Inc.

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(3,041,437)

Adjustments to reconcile net increase (decrease) in net assets to net cash provided by (used in) operating activities:
Purchases of investments	(40,568,267)

Proceeds from disposition of investments and principal payments	36,864,712

Increase in receivables and other assets	(146,156)

Amortization of premiums and accretion of discounts on investment securities	14,595

Decrease in accrued expenses and other payables	(4,868)

Change in net unrealized appreciation (depreciation) of investment securities	8,331,396

Net realized gain from investment securities	(2,439,533)

Net cash provided by (used in) operating activities	(989,558)

Cash provided by (used in) financing activities:
Increase in borrowings on line of credit	2,000,000

Increase in amount due to custodian	16,020

Dividends paid to shareholders	(3,139,503)

Net cash provided by (used in) financing activities	(1,123,483)

Net increase (decrease) in cash and cash equivalents	(2,113,041)

Cash and cash equivalents at beginning of period	3,173,027

Cash and cash equivalents at end of period	$1,059,986

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	10,354

Supplemental disclosure of cash flow information:
Cash paid during the six months for interest, facilities and maintenance fees was $190,325.

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Investments Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Fund’s primary objective is to seek a high level of current income and as a secondary objective, to seek capital appreciation.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

18        Invesco High Yield Investments Fund, Inc.

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Directors. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

19        Invesco High Yield Investments Fund, Inc.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
M.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the“Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at an annual rate of 0.70% of the Fund’s average weekly net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 0.98%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses after fee waiver and/or expense reimbursement to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales;

20        Invesco High Yield Investments Fund, Inc.

(4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Directors and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $59,578.
  The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and directors of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,254,854	$380,484	$—	$2,635,338

Corporate Debt Securities	—	91,885,143	—	91,885,143

	$2,254,854	$92,265,627	$—	$94,520,481

Foreign Currency Contracts*	—	(122,586)	—	(122,586)

Total Investments	$2,254,854	$92,143,041	$—	$94,397,895

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$—	$(122,586)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts.

21        Invesco High Yield Investments Fund, Inc.

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain (Loss)
Currency risk	$(377,370)

Change in Unrealized Appreciation (Depreciation)
Currency risk	(1,410)

Total	$(378,780)

*	The average notional value of foreign currency contracts outstanding during the period was $10,400,111.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

11/09/2011	Royal Bank of Canada	EUR	5,757,000	USD	8,117,618	$8,265,670	$(148,052)

11/17/2011	Morgan Stanley & Co., Inc.	GBP	795,000	USD	1,315,239	1,289,773	25,466

Total open foreign currency contracts						$9,555,443	$(122,586)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

NOTE 5—Directors and Officers’ Fees and Benefits

  “Directors’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Directors and Officers of the Fund. Directors have the option to defer compensation payable by the Fund, and “Directors’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Directors who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Directors are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Directors over a period of time based on the number of years of service. The Fund may have certain former Directors who also participate in a retirement plan and receive benefits under such plan. “Directors’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended August 31, 2011, the Fund paid legal fees of $1,022 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Director of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is a party to a revolving credit agreement with a syndicate administered by State Street Bank & Trust Co. (“SSB”). The Fund may borrow up to the lesser of (1) $35,000,000, or (2) the limits set by its prospectus for borrowings. The Fund is charged a commitment fee of 0.15% on the unused balance of the committed line and an up front fee 0.01% on the aggregate commitment. The credit agreement will expire on April 12, 2012.
  For the six months ended August 31, 2011, the average daily balance of borrowings under the credit agreement was $27,687,500, with a weighted average interest rate of 0.15%. Expenses under the credit agreement are shown in the Statement of Operations as interest, facilities and maintenance fees.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

22        Invesco High Yield Investments Fund, Inc.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2012	$240,615

February 28, 2014	657,075

February 28, 2016	6,533,255

February 28, 2017	15,554,271

Total capital loss carryforward	$22,985,216

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $39,415,448 and $36,449,244, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$145,773

Aggregate unrealized (depreciation) of investment securities	(2,549,128)

Net unrealized appreciation (depreciation) of investment securities	$(2,403,355)

Cost of investments for tax purposes is $96,923,836.

NOTE 9—Share Information

Transactions in common shares of beneficial interest were as follows:

	Six months	Two months
	ended	ended	Year ended
	August 31,	February 28,	December 31,
	2011	2011	2010

Beginning shares	11,643,365	11,643,365	11,657,223

Shares issued through dividend reinvestment	1,709	—	4,342

Shares Repurchased (Weighted average discount of 5.49%)+	—	—	(18,200)

Balance, August 31, 2011	11,645,074	11,643,365	11,643,365

  The Directors have approved share repurchases whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

+	The Directors have voted to retire the shares purchased.

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.045	September 15, 2011	September 30, 2011

September 30, 2011	$0.045	October 15, 2011	October 31, 2011

23        Invesco High Yield Investments Fund, Inc.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months		Two months
	ended		ended
	February 28,		February 28,	Year ended December 31,
	2011		2011	2010		2009		2008		2007		2006

Net asset value, beginning of period	$6.28		$6.11	$5.83		$4.45		$6.51		$6.71		$6.62

Income from investment operations:
Net investment income(a)	0.28		0.09	0.57		0.52		0.52		0.48		0.45

Net gains (losses) on securities (both realized and unrealized)	(0.55)		0.17	0.25		1.42		(2.11)		(0.21)		0.10

Total from investment operations	(0.27)		0.26	0.82		1.94		(1.59)		0.27		0.55

Less dividends paid from net investment income	(0.27)		(0.09)	(0.54)		(0.56)		(0.48)		(0.47)		(0.46)

Increase from payment by affiliate	—		—	—		—		0.01		—		—

Anti-dilutive effect of share repurchase program	—		—	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	—

Net asset value, end of period	$5.74		$6.28	$6.11		$5.83		$4.45		$6.51		$6.71

Market value, end of period	$6.02		$6.05	$5.96		$5.56		$3.76		$5.75		$5.96

Total return at net asset value(c)	(4.45)%		4.30%	14.81%		46.59%		(23.75	)%(d)	4.94%		9.91%

Total return at market value(c)	4.01%		3.01%	17.60%		65.91%		(27.39)%		4.51%		13.81%

Net assets, end of period (000s omitted)	$66,891		$73,066	$71,089		$67,985		$51,911		$76,118		$78,536

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.51	%(e)	1.60%	1.52%		1.67	%(f)	1.57	%(f)	1.64	%(f)	2.02%

With fee waivers and/or expense reimbursements, exclusive of interest, facilities and maintenance fees	0.98	%(e)	0.98%	0.98%		0.98	%(f)	1.02	%(f)	0.93	%(f)	1.00%

Without fee waivers and/or expense reimbursements	1.67	%(e)	2.01%	1.53%		1.69	%(f)	1.59	%(f)	1.67	%(f)	2.05%

Ratio of net investment income to average net assets	8.95	%(e)	9.14%	9.59%		10.01	%(f)(g)	8.94	%(f)(g)	7.19	%(f)(g)	6.83	%(g)

Rebate from Morgan Stanley affiliate to average net assets				0.00	%(h)	0.00	%(h)	0.01%		0.00	%(h)	—

Portfolio turnover rate(i)	38%		16%	109%		37%		51%		38%		34%

(a)	Calculated using average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Total return at net asset value includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in a share’s value over the period indicated, taking into account dividends as reinvested. Total return at market value is computed based upon the New York Stock Exchange market price of a share of the Fund and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Not annualized for periods less than one year.
(d)	The Adviser reimbursed the Fund for losses incurred on derivative transactions that breached an investment guideline of the Fund during the period. The impact of this reimbursement is reflected in the total investment return shown above. Without these reimbursement, total investment return based on net asset value would have been (23.93)%.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $71,666.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate to average net assets”.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 9.99%, 8.92%, 7.16% and 6.80% for the years ended December 31, 2009 through 2006, respectively.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

24        Invesco High Yield Investments Fund, Inc.

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Directors (the Board) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Yield Investments Fund, Inc. (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Directors, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Directors. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Directors receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Directors also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Directors are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Directors also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Directors also considered information provided in connection with fund acquisitions approved by the Directors to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Directors recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Directors and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Directors’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper

25        Invesco High Yield Investments Fund, Inc.

performance universe and against the Lipper High Current Yield Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Invesco Advisers advised the Board that underperformance in the one year period was a result of removing bonds in the lowest rated categories from the Fund. The management team believes that such bonds are at risk of restructuring or bankruptcy and that current valuations do not warrant the risk to investors. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Directors also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that Fund’s contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund and above the rates of two mutual funds managed by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco High Yield Investments Fund, Inc.

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco High Yield Investments Fund, Inc. was held on July 14, 2011. The Meeting was held for the following purpose:

(1)	Elect six Directors by the holders of Common Shares, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	9,564,726	342,166
	Bob R. Baker	9,559,187	347,705
	Frank S. Bayley	9,556,501	350,391
	Larry Soll	9,563,426	343,466
	Philip A. Taylor	9,564,094	342,798
	Wayne W. Whalen	9,558,667	348,225

27        Invesco High Yield Investments Fund, Inc.

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

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     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is 811-08044.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CE-HYI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Yield Investments Fund, Inc.
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.